united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2024

Item 1. Reports to Stockholders.

(a)

Issachar Fund

Class I (LIOTX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Issachar Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.LIONX.net/documents. You can also request this information by contacting us at 1-866-787-8355. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$306	3.04%

How did the Fund perform during the reporting period?

The Issachar Fund realized a positive return for the 12 months ended September 30, 2024. The market did not respond as favorable to the Fund's risk-managed strategy while the Fed fought inflation with higher rates. The Fund followed its time-tested discipline and sold stocks as sell stops were triggered. We believe the Fund's new single-digit loss cutting and double-digit gains selling rules will improve performance, especially since the Fed has ended its raising campaign and begun lowering rates. the Fund now has the wind at its back and is going in the right direction.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Issachar Fund
S&P 500® Index
IQ Hedge Multi-Strategy Index
$175,000
$140,000
$105,000
$70,000
$35,000
$0
$157,094
$107,720
$74,590
Feb-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Issachar Fund	S&P 500® Index	IQ Hedge Multi-Strategy Index
Feb-2021	$100,000	$100,000	$100,005
Sep-2021	$85,162	$112,074	$98,476
Sep-2022	$80,371	$94,734	$86,916
Sep-2023	$73,494	$115,212	$96,498
Sep-2024	$74,590	$157,094	$107,720

Average Annual Total Returns

	1 Year	Since Inception (February 22, 2021)
Issachar Fund	1.49%	-7.81%
IQ Hedge Multi-Strategy Index	11.68%	2.09%
S&P 500® Index	36.35%	13.36%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$11,930,041
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$128,968
Portfolio Turnover	1,573%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	16.2%
Common Stocks	75.3%
Money Market Funds	8.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
31.6%
Commodity
17.3%
Financials
12.7%
Utilities
11.3%
Money Market Funds
9.1%
Materials
8.6%
Consumer Discretionary
7.6%
Communications
4.2%
Industrials
3.6%
Health Care
1.0%
Liabilities in Excess of Other Assets
-7.0%

Value	Value
Liabilities in Excess of Other Assets	-7.0%
Health Care	1.0%
Industrials	3.6%
Communications	4.2%
Consumer Discretionary	7.6%
Materials	8.6%
Money Market Funds	9.1%
Utilities	11.3%
Financials	12.7%
Commodity	17.3%
Technology	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	17.3%
Fidelity Government Portfolio, Institutional Class	9.1%
Tyler Technologies, Inc.	4.4%
Fortinet, Inc.	4.3%
Ryan Specialty Holdings, Inc., Class A	4.3%
Carpenter Technology Corporation	4.3%
Coupang, Inc.	4.2%
NextEra Energy, Inc.	4.2%
Trade Desk, Inc. (The), Class A	4.2%
Q2 Holdings, Inc.	4.2%

Material Fund Changes

Effective May 31, 2024, the advisor agreed to limit Class I and Class N's operating expenses to 3.25% and 3.50% of Class I and N's average daily net assets, respectively,  excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). Prior to May 31, 2024, there was no expense limitation in place.

Issachar Fund - Class I (LIOTX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.LIONX.net/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-LIOTX

Issachar Fund

Class N (LIONX )

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Issachar Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.LIONX.net/documents. You can also request this information by contacting us at 1-866-787-8355. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$333	3.31%

How did the Fund perform during the reporting period?

The Issachar Fund realized a positive return for the 12 months ended September 30, 2024. The market did not respond as favorable to the Fund's risk-managed strategy while the Fed fought inflation with higher rates. The Fund followed its time-tested discipline and sold stocks as sell stops were triggered. We believe the Fund's new single-digit loss cutting and double-digit gains selling rules will improve performance, especially since the Fed has ended its raising campaign and begun lowering rates. the Fund now has the wind at its back and is going in the right direction.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Issachar Fund
S&P 500® Index
IQ Hedge Multi-Strategy Index
$40,000
$30,000
$20,000
$10,000
$0
$35,098
$13,410
$11,182
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Issachar Fund	S&P 500® Index	IQ Hedge Multi-Strategy Index
Sep-2014	$10,000	$10,000	$9,998
Sep-2015	$10,189	$9,939	$9,975
Sep-2016	$10,497	$11,472	$10,339
Sep-2017	$10,854	$13,607	$10,681
Sep-2018	$11,073	$16,044	$10,993
Sep-2019	$10,888	$16,727	$11,160
Sep-2020	$13,241	$19,260	$11,638
Sep-2021	$12,851	$25,040	$12,260
Sep-2022	$12,092	$21,165	$10,820
Sep-2023	$11,040	$25,741	$12,013
Sep-2024	$11,182	$35,098	$13,410

Average Annual Total Returns

	1 Year	5 Years	10 Years
Issachar Fund	1.28%	0.53%	1.12%
IQ Hedge Multi-Strategy Index	11.68%	3.74%	2.98%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$11,930,041
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$128,968
Portfolio Turnover	1,573%

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	16.2%
Common Stocks	75.3%
Money Market Funds	8.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-7.0%
Health Care	1.0%
Industrials	3.6%
Communications	4.2%
Consumer Discretionary	7.6%
Materials	8.6%
Money Market Funds	9.1%
Utilities	11.3%
Financials	12.7%
Commodity	17.3%
Technology	31.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	17.3%
Fidelity Government Portfolio, Institutional Class	9.1%
Tyler Technologies, Inc.	4.4%
Fortinet, Inc.	4.3%
Ryan Specialty Holdings, Inc., Class A	4.3%
Carpenter Technology Corporation	4.3%
Coupang, Inc.	4.2%
NextEra Energy, Inc.	4.2%
Trade Desk, Inc. (The), Class A	4.2%
Q2 Holdings, Inc.	4.2%

Material Fund Changes

Effective May 31, 2024, the advisor agreed to limit Class I and Class N's operating expenses to 3.25% and 3.50% of Class I and N's average daily net assets, respectively,  excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor). Prior to May 31, 2024, there was no expense limitation in place.

Issachar Fund - Class N (LIONX )

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.LIONX.net/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-LIONX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

2024 - $16,750
2023 - $16,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Tax Fees

2024 - $4,000
2023 - $3,750

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023 respectively.

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	Percentages of Services Approved by the Audit Committee

	2024	2023
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - None
2023 - None

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class N Shares (LIONX)

Class I Shares (LIOTX)

ANNUAL FINANCIAL STATEMENTS

September 30, 2024

ISSACHAR FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	CLOSED END FUNDS — 17.3%
101,300	Sprott Physical Gold Trust(a) (Cost $2,001,329)	$2,064,494

	COMMON STOCKS — 80.6%
	ADVERTISING & MARKETING - 4.2%
4,600	Trade Desk, Inc. (The), Class A(a)	504,390

	AEROSPACE & DEFENSE - 3.6%
300	TransDigm Group, Inc.	428,139

	E-COMMERCE DISCRETIONARY - 4.2%
20,700	Coupang, Inc.(a)	508,185

	ELECTRIC UTILITIES - 11.3%
8,100	Evergy, Inc.	502,281
6,000	NextEra Energy, Inc.	507,180
3,700	NRG Energy, Inc.	337,070
		1,346,531
	HEALTH CARE FACILITIES & SERVICES - 1.0%
700	DaVita, Inc.(a)	114,751

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
3,300	Tradeweb Markets, Inc., Class A	408,111

	INSURANCE - 6.0%
2,200	Jackson Financial, Inc., Class A	200,706
7,700	Ryan Specialty Holdings, Inc., Class A	511,203
		711,909
	LEISURE FACILITIES & SERVICES - 1.7%
1,600	Cava Group, Inc.(a)	198,160

See accompanying notes to financial statements.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 80.6% (Continued)
	LEISURE PRODUCTS - 1.7%
500	Axon Enterprise, Inc.(a)	$199,800

	METALS & MINING - 4.3%
9,900	Alamos Gold, Inc., Class A(a)	197,406
2,300	A-Mark Precious Metals, Inc.	101,568
3,900	Newmont Corporation	208,455
		507,429
	SEMICONDUCTORS - 4.2%
2,900	Broadcom, Inc.(a)	500,250

	SOFTWARE - 14.6%
6,600	Fortinet, Inc.(a)	511,830
4,200	Intapp, Inc.(a)	200,886
6,300	Q2 Holdings, Inc.(a)	502,551
900	Tyler Technologies, Inc.(a)	525,348
		1,740,615
	SPECIALTY FINANCE - 3.3%
4,300	Mr. Cooper Group, Inc.(a)	396,374

	STEEL - 4.3%
3,200	Carpenter Technology Corporation	510,656

	TECHNOLOGY HARDWARE - 7.7%
1,100	Arista Networks, Inc.(a)	422,202
7,200	Western Digital Corporation(a)	491,688
		913,890
	TECHNOLOGY SERVICES - 5.1%
8,300	ExlService Holdings, Inc.(a)	316,645
3,400	Shift4 Payments, Inc.(a)	301,240
		617,885

	TOTAL COMMON STOCKS (Cost $9,457,156)	9,607,075

See accompanying notes to financial statements.

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 9.1%
	MONEY MARKET FUND - 9.1%
1,089,983	Fidelity Government Portfolio, Institutional Class, 4.84% (Cost $1,089,983)(b)	$1,089,983

	TOTAL INVESTMENTS - 107.0% (Cost $12,548,468)	$12,761,552
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0)%	(831,511)
	NET ASSETS - 100.0%	$11,930,041

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS
Investment securities:
At cost	$12,548,468
At fair value	$12,761,552
Receivable for securities sold	907,015
Receivable for Fund shares sold	150
Dividend and interest receivable	15,133
Prepaid expenses and other assets	17,793
TOTAL ASSETS	13,701,643

LIABILITIES
Payable for securities purchased	1,703,594
Payable for Fund shares redeemed	72
Investment advisory fees payable	4,763
Distribution (12b-1) fees payable	1,515
Payable to related parties	30,061
Accrued expenses	31,597
TOTAL LIABILITIES	1,771,602
NET ASSETS	$11,930,041

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$17,755,650
Accumulated losses	(5,825,609)
NET ASSETS	$11,930,041

Net Asset Value Per Share:
Class N Shares:
Net Assets	$7,499,932
Shares of beneficial interest outstanding	792,316
Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$9.47

Class I Shares:
Net Assets	$4,430,109
Shares of beneficial interest outstanding	464,757
Net Asset Value (Net Assets/Shares Outstanding), Redemption Price per share and Offering Price per share	$9.53

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME
Dividends (net of $20 foreign tax withheld)	$155,578
Interest	151,254
TOTAL INVESTMENT INCOME	306,832

EXPENSES
Investment advisory fees	141,152
Administrative service fees	63,978
Transfer agent fees	55,294
Accounting services fees	36,876
Registration fees	25,590
Compliance officer fees	24,198
Legal fees	22,862
Distribution (12b-1) fees: Class N	19,925
Trustees’ fees and expenses	18,576
Audit fees	18,042
Printing and postage expenses	13,338
Custodian fees	11,146
Shareholder services fees	4,928
Insurance expense	2,634
Custody overdraft fees	2,108
Other expenses	1,250
TOTAL EXPENSES	461,897
Less: Fees waived by the advisor	(12,184)

NET EXPENSES	449,713

NET INVESTMENT LOSS	(142,881)

REALIZED AND UNREALIZED GAIN
Net Realized Gain on:
Investments	433,916
Net Change in Unrealized Appreciation on:
Investments	128,336

NET REALIZED AND UNREALIZED GAIN	562,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$419,371

See accompanying notes to financial statements.

ISSACHAR FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September, 2024	September 30, 2023
FROM OPERATIONS
Net investment income (loss)	$(142,881)	$243,932
Net realized gain (loss) from investments	433,916	(2,508,107)
Net change in unrealized appreciation (depreciation) on investments	128,336	84,748
Net increase (decrease) in net assets resulting from operations	419,371	(2,179,427)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class N	—	(107,934)
Class I	—	(105,295)
Return of Capital:
Class N	—	(7,010)
Class I	—	(6,059)
Net decrease in net assets from distributions to shareholders	—	(226,298)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class N	2,634,843	2,597,278
Class I	2,259,534	11,494,020
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class N	—	107,605
Class I	—	112,282
Payments for shares redeemed:
Class N	(2,532,966)	(7,778,236)
Class I	(6,436,092)	(11,000,383)
Net decrease in net assets from shares of beneficial interest	(4,074,681)	(4,467,434)

TOTAL DECREASE IN NET ASSETS	(3,655,310)	(6,873,159)

NET ASSETS
Beginning of Year	15,585,351	22,458,510
End of Year	$11,930,041	$15,585,351

SHARE ACTIVITY
Class N:
Shares sold	280,052	253,280
Shares reinvested	—	11,133
Shares redeemed	(260,825)	(797,703)
Net increase (decrease) in shares of beneficial interest outstanding	19,227	(533,290)

Class I:
Shares sold	221,379	1,137,914
Shares reinvested	—	11,571
Shares redeemed	(646,718)	(1,119,061)
Net increase (decrease) in shares of beneficial interest outstanding	(425,339)	30,424

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended		Year Ended		Year Ended	Year Ended		Year Ended
	September 30, 2024		September 30, 2023		September 30, 2022	September 30, 2021		September 30, 2020
	Class N		Class N		Class N	Class N		Class N
Net asset value, beginning of Year	$9.35		$10.35		$11.00	$12.25		$10.08

Activity from investment operations:
Net investment income (loss) (1)	(0.12)		0.10		(0.07)	(0.10)		(0.13)
Net realized and unrealized gain (loss) (2)	0.24		(1.00)		(0.58)	(0.16)		2.31
Total from investment operations	0.12		(0.90)		(0.65)	(0.26)		2.18

Distributions to shareholders
From net investment income	—		(0.09)		—	—		(0.01)
From net realized gains	—		—		—	(0.93)		—
From return of capital	—		(0.01)		—	(0.06)		—
Total distributions to shareholders	—		(0.10)		—	(0.99)		(0.01)

Net asset value, end of Year	$9.47		$9.35		$10.35	$11.00		$12.25
Total return (3)	1.28%		(8.70)%		(5.91)%	(2.94)%		21.61%
Net assets, end of Year (000s)	$7,500		$7,227		$13,522	$18,324		$44,608

Ratio of gross expenses to average net assets (4,5)	3.40%		2.62%		2.46%	1.82%		2.49%
Ratio of net expenses to average net assets (5)	3.31	% (9)	2.38	% (7)	1.90%	1.78	% (6)	1.70%
Ratio of gross expenses to average net assets, excluding custody overdraft fees (4,5)	3.38%		2.62%		2.46%	1.82%		2.49%
Ratio of net expenses to average net assets, excluding custody overdraft fees (5)	3.29	% (9)	2.38	% (7)	1.90%	1.78	% (6)	1.70%
Ratio of net investment (loss) to average net assets (5)	(1.25)%		1.05%		(0.66)%	(0.79)%		(1.13)%
Portfolio Turnover Rate (8)	1573%		2571%		3361%	2842%		2704%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds and swaps in which the Fund invests.

(6)	Effective February 1, 2021, the operating expense limitation was increased to 1.90% from 1.70%.

(7)	Effective February 1, 2023, the operating expense limitation was eliminated.

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

(9)	Effective May 31, 2024, the operating expense limitation is 3.50%.

See accompanying notes to financial statements.

ISSACHAR FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Year Ended		Year Ended		Year Ended	Period Ended
	September, 2024		September 30, 2023		September 30, 2022	September 30, 2021 *
	Class I		Class I		Class I	Class I
Net asset value, beginning of period	$9.39		$10.40		$11.02	$12.94

Activity from investment operations:
Net investment income (loss) (1)	(0.07)		0.12		(0.06)	(0.07)
Net realized and unrealized gain (loss) (2)	0.21		(1.01)		(0.56)	(1.85)
Total from investment operations	0.14		(0.89)		(0.62)	(1.92)

Distributions to shareholders
From net investment income	—		(0.11)		—	—
From return of capital	—		(0.01)		—	—
Total distributions	—		(0.12)		—	—

Net asset value, end of period	$9.53		$9.39		$10.40	$11.02
Total return (3)	1.49%		(8.56)%		(5.63)%	(14.84	)% (4)
Net assets, end of period (000s)	$4,430		$8,358		$8,937	$17,554

Ratio of gross expenses to average net assets (6,7)	3.11%		2.36%		2.18%	1.70	% (5)
Ratio of net expenses to average net assets (7)	3.04	% (10)	2.15	% (8)	1.65%	1.65	% (5)
Ratio of gross expenses to average net assets, excluding custody overdraft fees (6,7)	3.09%		2.36%		2.18%	1.70	% (5)
Ratio of net expenses to average net assets, excluding custody overdraft fees (7)	3.02	% (10)	2.15	% (8)	1.65%	1.65	% (5)
Ratio of net investment income (loss) to average net assets (7)	(0.70)%		1.23%		(0.53)%	(0.99	)% (5)
Portfolio Turnover Rate (9)	1573%		2571%		3361%	2842	% (4)

*	The Fund Class I shares inception date is February 22, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Total return assumes all reinvestment of dividends, if any, and represents the aggregate total return based on net asset value. Total returns would have been lower absent fee waivers and reimbursed expenses.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fees waived and/or expenses reimbursed by the advisor.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Effective February 1, 2023, the operating expense limitation was eliminated.

(9)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all money market funds that were traded throughout the period are excluded from the calculation. The timing of the Fund’s limited amount of purchases and sales of long term securities produced the resulting portfolio turnover percentage, which appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

(10)	Effective May 31, 2024, the operating expense limitation is 3.25%.

See accompanying notes to financial statements.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The Issachar Fund (the ’‘Fund’’) is a series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently offers Class N and Class I shares. Class N shares commenced operations on February 28, 2014. Class I shares commenced operations on February 22, 2021. The Fund is a diversified fund. The investment objective of the Fund is moderate capital appreciation consistent with capital preservation.

Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidity rights. Each class of the Fund represents an interest in the same assets of the Fund and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class N shares has exclusive voting rights with respect to its service and/or distribution plan. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the- swap counterparty based on the proprietary index. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

Valuation of Investment Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”) . The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Board, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Board to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Board is unable to obtain a current bid from such independent dealers or other independent parties, it shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Closed End Fund	$2,064,494	$—	$—	$2,064,494
Common Stocks	9,607,075	—	—	9,607,075
Short-Term Investment	1,089,983	—	—	1,089,983
Total	$12,761,552	$—	$—	$12,761,552

*	Refer to the Schedule of Investments for classifications.

The Fund did not hold any Level 2 and Level 3 securities during the year. There were no transfers between levels during the year.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund that are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedule of Investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

exchange control programs and policies of governments, and national and international political and economic events and policies.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk can exist in that the part of a Fund’s cash can be held at the broker.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $178,877,236 and $181,191,508, respectively.

4.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2024 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$12,664,653	$229,229	$(132,330)	$96,899

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Horizon Capital Management, Inc. serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and incurred daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. During the year ended September 30, 2024, the Advisor earned advisory fees of $141,152. The fees paid to the advisor are reviewed annually by the Board.

Effective May 31, 2024, pursuant to a written agreement (the “Waiver Agreement”) the Advisor agreed to waive its fees and/or reimburse the Fund’s operating expenses, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) of

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

the Fund did not exceed 3.50% of average daily net assets attributable to Class N shares and 3.25% of average daily net assets attributable to Class I shares (the “Expense Limitation”). During the year ended September 30, 2024, the Advisor waived fees in the amount of $12,184 pursuant to the Waiver Agreement.

The Advisor may seek reimbursement only for expenses waived or reimbursed during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or reimbursed after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative waived expenses subject to recapture pursuant to the aforementioned conditions, as of September 30, 2024, will expire on:

September 30, 2027	$12,184

The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets attributable to Class N shares and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended September 30, 2024, the Fund incurred $19,925 in total fees under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of Fund shares. During the year September 30, 2024, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Trust. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	FEDERAL INCOME TAXES NOTE

It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2021 - September 30, 2023 or expected to be taken in the Fund’s September 30, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS

There were no Fund distributions for the year ended September 30, 2024. The tax character of distributions paid during the year ended September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$213,229
Long-term Capital Gain	—	—
Return of Capital	—	13,069
	$—	$226,298

As of September 30, 2024, the components of accumulated earnings deficit on a tax basis were as follows:

Capital Loss	Unrealized	Total
Carry	Unrealized	Accumulated
Forwards	Appreciation	Deficit
$(5,922,508)	$96,899	$(5,825,609)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and passive foreign investment companies.

At September 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Short-Term Non-Expiring	Long-Term Non-Expiring	Total	CLCF Utilized
$5,719,655	$202,853	$5,922,508	$537,506

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2024, as follows:

Paid
in	Accumulated
Capital	Losses
$(143,969)	$143,969

ISSACHAR FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, Constellation Trust Company and National Financial Services LLC (for the benefit of their customers) held approximately 47.9% and 23.3%, respectively, of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial issues were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Issachar Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Issachar Fund (the Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodian, broker or by other appropriate auditing procedures where replies from broker was not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Horizon Capital Management, Inc. investment companies since 2014.

Denver, Colorado
November 25, 2024

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-787-8355 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer/President
Date: 12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley
Principal Executive Officer/President
Date: 12/4/2024

By	/s/ Rich Gleason
Rich Gleason
Principal Financial Officer/Treasurer
Date: 12/4/2024